Stock-based compensation	12 Months Ended
Dec. 31, 2010
Stock-based compensation
Stock-based compensation

2.     Stock-based compensation

Our stock-based compensation plans primarily provide for the granting of stock options, stock-settled stock appreciation rights (SARs) and restricted stock units (RSUs) to Officers and other key employees, as well as non-employee Directors. Stock options permit a holder to buy Caterpillar stock at the stock’s price when the option was granted. SARs permit a holder the right to receive the value in shares of the appreciation in Caterpillar stock that occurred from the date the right was granted up to the date of exercise.  A restricted stock unit (RSU) is an agreement to issue shares of Caterpillar stock at the time of vesting.

Our long-standing practices and policies specify all stock-based compensation awards are approved by the Compensation Committee (the Committee) of the Board of Directors on the date of grant.  The stock-based award approval process specifies the number of awards granted, the terms of the award and the grant date.  The same terms and conditions are consistently applied to all employee grants, including Officers. The Committee approves all individual Officer grants.  The number of stock-based compensation awards included in an individual’s award is determined based on the methodology approved by the Committee.  In 2007, under the terms of the Caterpillar Inc. 2006 Long-Term Incentive Plan (approved by stockholders in June of 2006), the Compensation Committee approved the exercise price methodology to be the closing price of the Company stock on the date of the grant.

Common stock issued from Treasury stock under the plans totaled 12,612,514 for 2010, 3,571,268 for 2009 and 4,807,533 for 2008.

The 2010, 2009 and 2008 awards generally vest three years after the date of grant.  At grant, SARs and option awards have a term life of ten years.  Upon separation from service, if the participant is 55 years of age or older with more than ten years of service, the participant meets the criteria for a “Long Service Separation.”  If the “Long Service Separation” criteria are met, the vested options/SARs will have a life that is the lesser of 10 years from the original grant date or five years from the separation date.

Our stock-based compensation plans allow for the immediate vesting upon separation for employees who meet the criteria for a “Long Service Separation” and who have fulfilled the requisite service period of six months.  Compensation expense is recognized over the period from the grant date to the end date of the requisite service period for employees who meet the immediate vesting upon retirement requirements.  For those employees who become eligible for immediate vesting upon retirement subsequent to the requisite service period and prior to the completion of the vesting period, compensation expense is recognized over the period from grant date to the date eligibility is achieved.

Accounting guidance on share-based payments requires companies to estimate the fair value of options/SARs on the date of grant using an option-pricing model.  The fair value of the option/SAR grant was estimated using a lattice-based option-pricing model.  The lattice-based option-pricing model considers a range of assumptions related to volatility, risk-free interest rate and historical employee behavior.  Expected volatility was based on historical and current implied volatilities from traded options on our stock. The risk-free rate was based on U.S. Treasury security yields at the time of grant.  The weighted-average dividend yield was based on historical information.  The expected life was determined from the lattice-based model. The lattice-based model incorporated exercise and post vesting forfeiture assumptions based on analysis of historical data. The following table provides the assumptions used in determining the fair value of the stock-based awards for the years ended December 31, 2010, 2009 and 2008, respectively.

	Grant Year
	2010	2009	2008
Weighted-average dividend yield	2.3%	3.1%	1.9%
Weighted-average volatility	36.4%	36.0%	27.1%
Range of volatilities	35.2-51.8%	35.8-61.0%	27.1-29.0%
Range of risk-free interest rates	0.32-3.61%	0.17-2.99%	1.60-3.64%
Weighted-average expected lives	7 years	8 years	8 years

The fair value of the RSU grant was determined by reducing the stock price on the day of grant by the present value of the estimated dividends to be paid during the vesting period.  The estimated dividends are based on Caterpillar’s weighted-average dividend yield.

The amount of stock-based compensation expense capitalized for the years ended December 31, 2010, 2009 and 2008 did not have a significant impact on our financial statements.

At December 31, 2010, there was $134 million of total unrecognized compensation cost from stock-based compensation arrangements granted under the plans, which is related to non-vested stock-based awards.  The compensation expense is expected to be recognized over a weighted-average period of approximately 1.9 years.

Please refer to Tables I and II below for additional information on our stock-based awards.

TABLE I—Financial Information Related to Stock-based Compensation

	2010		2009		2008
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Stock options/SARs activity:
Outstanding at beginning of year	63,082,787	$44.24	60,398,074	$45.68	60,855,854	$42.18
Granted to officers and key employees(1)	7,556,481	$57.85	6,823,227	$22.17	4,886,601	$73.20
Exercised	(12,568,232)	$32.83	(3,906,785)	$28.13	(5,006,435)	$30.04
Forfeited / expired	(188,038)	$43.64	(231,729)	$38.05	(337,946)	$46.45
Outstanding at end of year	57,882,998	$48.50	63,082,787	$44.24	60,398,074	$45.68
Exercisable at year-end	41,658,033	$48.23	48,256,847	$43.14	43,083,319	$35.81

RSUs activity:
Outstanding at beginning of year	4,531,545		2,673,474		1,253,326
Granted to officers and key employees	1,711,771		2,185,674		1,490,645
Granted to outside directors	—		—		20,878
Vested	(1,538,047)		(286,413)		(61,158)
Forfeited	(55,028)		(41,190)		(30,217)
Outstanding at end of year	4,650,241		4,531,545		2,673,474

Stock options/SARs outstanding and exercisable:

	Outstanding				Exercisable
Exercise	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic
Prices	at 12/31/10	Life (Years)	Price	Value(2)	at 12/31/10	Life (Years)	Price	Value(2)
$22.17 - 25.36	8,716,831	6.49	$22.96	$616	3,189,844	3.58	$24.32	$221
$26.03 - 29.43	5,614,162	2.23	$27.11	373	5,614,162	2.23	$27.11	373
$38.63 - 40.64	9,355,978	3.44	$38.65	514	9,355,978	3.44	$38.65	514
$44.90 - 57.85	16,257,410	6.47	$51.28	688	9,244,580	4.42	$46.30	437
$63.04 - 73.20	17,938,617	5.92	$70.22	420	14,253,469	5.60	$69.45	344
	57,882,998		$48.50	$2,611	41,658,033		$48.23	$1,889

(1)

Of the 7,556,481 awards granted during the year ended December 31, 2010, 7,125,210 were SARs. Of the 6,823,227 awards granted during the year ended December 31, 2009, 6,260,647 were SARs. Of the 4,886,601 awards granted during the year ended December 31, 2008, 4,476,095 were SARs.

(2)

The difference between a stock award’s exercise price and the underlying stock’s market price at December 31, 2010, for awards with market price greater than the exercise price. Amounts are in millions of dollars.

The computations of weighted-average exercise prices and aggregate intrinsic values are not applicable to RSUs since an RSU represents an agreement to issue shares of stock at the time of vesting.  At December 31, 2010, there were 4,650,241 outstanding RSUs with a weighted average remaining contractual life of 1.2 years.

TABLE II— Additional Stock-based Award Information

(Dollars in millions except per share data)	2010	2009	2008
Stock Options/SARs activity:
Weighted-average fair value per share of stock awards granted	$22.31	$7.10	$22.32
Intrinsic value of stock awards exercised	$518	$77	$232
Fair value of stock awards vested	$119	$213	$18
Cash received from stock awards exercised	$325	$89	$130

RSUs activity:
Weighted-average fair value per share of stock awards granted	$53.35	$20.22	$69.17
Fair value of stock awards vested	$99	$10	$4

Before tax, stock-based compensation expense for 2010, 2009 and 2008 was $226 million, $132 million and $194 million, respectively, with a corresponding income tax benefit of $73 million, $42 million and $62 million, respectively. Included in the 2010 pre-tax stock-based compensation expense was $19 million relating to the modification of awards resulting from separations due to the streamlining of our corporate structure as announced in the second quarter.

In accordance with guidance on share-based payments, we classify stock-based compensation within cost of goods sold, selling, general and administrative expenses and research and development expenses corresponding to the same line item as the cash compensation paid to respective employees, officers and non-employee directors.

We currently use shares in treasury stock to satisfy share award exercises.

The cash tax benefits realized from stock awards exercised for December 31, 2010, 2009 and 2008 were $188 million, $26 million and $60 million, respectively. We use the direct only method and tax law ordering approach to calculate the tax effects of stock-based compensation.  In certain jurisdictions, tax deductions for exercises of stock-based awards did not generate a cash benefit.  A tax benefit of approximately $30 million will be recorded in APIC when these deductions reduce our future income taxes payable.